Note 13 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Unrecorded Unconditional Purchase Obligations Disclosure [Table Text Block]
(in thousands)
2023	$2,026
2024	2,213
2025	96,000
2026	—
2027	—
Thereafter	—
$100,239